Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT
	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2022, net of accumulated depreciation	1,601	1,842	68	12	132	3,655
Additions	710	360	—	168	11	1,249
Depreciation provided during the year	(416)	(412)	(31)	(19)	(53)	(931)
Disposals	—	—	—	(10)	—	(10)
Exchange realignment	(121)	(117)	(4)	—	(8)	(250)
At December 31, 2022, net of accumulated depreciation	1,774	1,673	33	151	82	3,713
As of December 31, 2022:
Cost	2,532	3,386	150	199	276	6,543
Accumulated depreciation	(758)	(1,713)	(117)	(48)	(194)	(2,830)
Net carrying amount	1,774	1,673	33	151	82	3,713
	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2023, net of accumulated depreciation	1,774	1,673	33	151	82	3,713
Additions	28	27	—	127	18	200
Depreciation provided during the year	(700)	(416)	(20)	(43)	(34)	(1,213)
Disposals	—	—	—	—	(1)	(1)
Exchange realignment	(25)	(23)	—	(3)	(2)	(53)
At Dec 31, 2023, net of accumulated depreciation	1,077	1,261	13	232	63	2,646
As of December 31, 2023
Cost	2,519	3,373	148	322	228	6,590
Accumulated depreciation	(1,442)	(2,112)	(135)	(90)	(165)	(3,944)
Net carrying amount	1,077	1,261	13	232	63	2,646